Stock Options and Restricted Share Units (Details) - Schedule of Continuity of Stock Options	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Schedule of Continuity of Stock Options [Abstract]
Number of Stock Options, Balance (in Shares) | shares	1,191,834	2,345,165	625,000
Weighted Average Exercise Price, Balance	$ 5.11	$ 5.28	$ 2.88
Number of Stock Options, Balance (in Shares) | shares	692,170	1,191,834	2,345,165
Weighted Average Exercise Price, Balance	$ 5.09	$ 5.11	$ 5.28
Number of Stock Options, Granted			1,823,497
Weighted Average Exercise Price, Granted			$ 6.03
Number of Stock Options, Exercised			(75,000)
Weighted Average Exercise Price, Exercised			$ 3.17
Number of Stock Options, Expired / cancelled	(499,664)	(1,153,331)	(28,332)
Weighted Average Exercise Price, Expired / cancelled	$ 5.13	$ 5.46	$ 6.09